500 Boylston Street, Boston, Massachusetts  02116-3741
Phone 617-954-5000

September 17, 2012

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust III (the “Trust”) (File Nos. 2-60491 and 811-2794) on Behalf of MFS® High Yield Pooled Portfolio (the “Portfolio”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Portfolio does not differ from those contained in Post-Effective Amendment No. 51 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on September 10, 2012.

Please call the undersigned at (617) 954-5843 or Keli Davis at (617) 954-5873 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn